COMMITMENTS (Details) $ in Thousands	Dec. 31, 2025 ARS ($)
Disclosure of commitments [line items]
Contractual commitments to purchase slag, estimated undiscounted future cash flows	$ 9,084,177
Contractual commitment to purchase limestone	149,400
Provision of natural gas commitment	41,420
Electrical energy consumption commitment annual payment	141,142
2026
Disclosure of commitments [line items]
Provision of natural gas commitment	30,538
Electrical energy consumption commitment annual payment	24,211
2027
Disclosure of commitments [line items]
Provision of natural gas commitment	10,667
Electrical energy consumption commitment annual payment	24,542,000
2028
Disclosure of commitments [line items]
Provision of natural gas commitment	215,000
Electrical energy consumption commitment annual payment	24,542,000
2029
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	11,927,000
2030
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	$ 55,921